Loans Receivable (Details Textual) (USD $)	3 Months Ended		12 Months Ended				12 Months Ended			12 Months Ended							3 Months Ended				12 Months Ended									12 Months Ended		3 Months Ended			3 Months Ended					3 Months Ended
	Sep. 30, 2012	Mar. 31, 2012	Sep. 30, 2012 Clearances	Sep. 30, 2011 Clearances	Sep. 30, 2010	Mar. 31, 2011	Sep. 30, 2012 Minimum [Member]	Sep. 30, 2012 Maximum [Member]	Sep. 30, 2012 Mortgage Loans over $250,000 [Member]	Sep. 30, 2012 Residential Mortgage [Member]	Sep. 30, 2011 Residential Mortgage [Member]	Sep. 30, 2010 Residential Mortgage [Member]	Sep. 30, 2012 Residential Mortgage [Member] Minimum [Member]	Sep. 30, 2012 Residential Mortgage [Member] Maximum [Member]	Sep. 30, 2011 Residential Mortgage [Member] Maximum [Member]	Sep. 30, 2012 Residential Mortgage [Member] Mortgage Loans over $1,000,000 [Member] Minimum [Member]	Sep. 30, 2012 Residential [Member] Contract	Jun. 30, 2012 Residential [Member] Contract	Mar. 31, 2012 Residential [Member] Contract	Sep. 30, 2011 Residential [Member] Contract	Sep. 30, 2012 Construction Loans [Member] Minimum [Member]	Sep. 30, 2012 Construction Loans [Member] Maximum [Member]	Sep. 30, 2012 Land acquisition and Development Loans [Member] Raw Land [Member]	Sep. 30, 2012 Land acquisition and Development Loans [Member] Land development [Member]	Sep. 30, 2012 Land acquisition and Development Loans [Member] Residential and non-residential construction [Member]	Sep. 30, 2012 Land acquisition and Development Loans [Member] Minimum [Member]	Sep. 30, 2012 Land acquisition and Development Loans [Member] Maximum [Member]	Sep. 30, 2012 Commercial Real Estate [Member]	Sep. 30, 2011 Commercial Real Estate [Member] Contract	Sep. 30, 2012 Commercial Real Estate [Member] Minimum [Member] Dwelling	Sep. 30, 2012 Commercial Real Estate [Member] Maximum [Member] Dwelling	Sep. 30, 2012 Construction and Land Development [Member] Contract	Jun. 30, 2012 Construction and Land Development [Member] Contract	Mar. 31, 2012 Construction and Land Development [Member] Contract	Jun. 30, 2012 Commercial [Member] Contract	Mar. 31, 2012 Commercial [Member] Contract	Sep. 30, 2012 Commercial [Member] Contract	Sep. 30, 2011 Commercial [Member]	Jun. 30, 2012 Additional commercial loan [Member] Contract	Jun. 30, 2012 Land Development Loans [Member]	Sep. 30, 2012 Land Development Loans [Member]	Dec. 31, 2011 Land Development Loans [Member] Contract	Sep. 30, 2011 Land Development Loans [Member] Contract	Sep. 30, 2012 Commercial Properties [Member]	Sep. 30, 2011 Commercial Properties [Member]	Sep. 30, 2012 Additional Residential Loan [Member] Contract	Jun. 30, 2012 Modified loan [Member]
Loans Receivable (Textual) [Abstract]
Participating interests included in mortgage loans and wholly owned mortgage loans										$ 4,100,000	$ 5,300,000
Loans and participations serviced for others										27,300,000	65,500,000
Mortgage loans pledged to secure FHLB advances										508,900,000	638,200,000
Maximum Percentage of Loans fully or partially owned by executive officers, directors and their associates														5.00%	5.00%
Amount of loan approved by CEO/EVP/Chief Credit Officer																1,000,000
Proceeds from the sale of loans receivable held for sale			1,849,956,000	1,693,002,000	1,703,708,000					1,850,000,000	1,693,000,000	1,703,700,000
Bank realized gross gains on the sale of loans held for sale										48,800,000	29,400,000	36,600,000
Bank realized gross losses on the sale of loans held for sale										2,000	140,000	17,000
Loan-to-value ratio										80.00%													65.00%	75.00%	85.00%
Construction and development loans			2.5 million or greater
Construction and development loan			2,500,000
Adjustable rate mortgages initial period for fixed rate years													1 year	7 years
Minimum loan approval amount									250,000
Loan Receivable Initial term of construction loans																					12 months	18 months				24 months	48 months
Recurring period of renewal of commitment period																										6 months
Typical extension period allowed bank after maturity																										6 months
Dwelling units																														5	36
Risk-weight for risk-based capital requirements																												50.00%
Annual average occupancy rate																												80.00%
Loans to value percentage criteria based																												80.00%
Risk-weight for risk-based capital requirements others																												100.00%
Outstanding criteria for review of loan included in borrower relationship																												5,000,000
Outstanding criteria for review for each individual loan																												1,000,000
Frequency of collateral inspection of each loan receivable, years																												Annual
Outstanding criteria for collateral inspection of each loan receivable on annual basis, years																												1,000,000
Collateral inspections are obtained on a triennial basis							500,000	1,000,000
Modified residential loans																	408,000	400,000	155,000	792,000									5,600,000			4,700,000	6,400,000	17,900,000	2,600,000	3,000,000	9,600,000		2,300,000			3,200,000	98,500,000			1,100,000
Reduction in principal balance																	64,000	269,000
No. of loans modified																	1	1	2	3									5			10	11	10	1	1	3		1			5	96			4
Increase in modified loan																																															198,000
Period of modified loan																																															5 years
Principal payment				25,000																																1,500,000
Specific loss allowances						28,100,000														53,000																						418,000	24,700,000
Recorded investment defaulted										4,000,000	395,000																														2,600,000		8,900,000	11,400,000	3,800,000
Construction and land development loans modification extension term																	3 years															6 months	6 months		3 months					6 months
Days of early payment expiry							90 days
Days of early payment expiry								180 days
Loans Receivable (Additional Textual) [Abstract]
Financial information requested for commercial real estate loan			Collateral inspections are obtained on an annual basis for each loan over $1 million, and on a triennial basis for each loan between $500,000.
Additional funds committed to be advanced				0
Outstanding Commitments	235,000		235,000	1,300,000
Provision for loan losses			10,500,000	49,394,000	30,500,000
Nonaccrual loans increased		41,400,000
Nonaccrual loans still performing under terms of their contract	74,767,000		74,767,000	41,271,000													23,147,000			10,407,000								20,952,000	5,671,000								0	8,067,000
Percentage of nonaccrual loans paid current	78.60%		78.60%
Non accrual status loans receivable due period			90 days
Gross interest income	1,200,000		1,200,000	2,800,000	1,800,000
Loans Sold with recourse	9,500,000,000		9,500,000,000
Loans sold with recourse outstanding	5,700,000,000		5,700,000,000	4,700,000,000
Total liability recourse	5,300,000		5,300,000	3,500,000
Repurchase of Loans Losses	9,900,000		9,900,000	11,600,000	6,100,000
Total losses incurred on repurchased loans			290,000	1,400,000	754,000
Prior approval required from the Bank's Board of Directors with a minimum proposed balance			2,500,000
Loan to value ratio			80.00%
Appraisal report required for the loan			250,000
Total investment in other states	10,000,000		10,000,000
Number of repurchase requests cleared			29	18
Number of repurchase requests received			71	60
Percentage of repurchase requests cleared			41.00%	30.00%
Total measured impairment	$ 1,000,000